Redeemable noncontrolling interests (Details Textual) - Yixin [Member] ¥ in Millions	12 Months Ended
Dec. 31, 2017 CNY (¥)
Noncontrolling Interest, Ownership Percentage by Parent	45.20%
Adjustments to Additional Paid-in Capital IPO and Conversion of Redeemable Convertible Preference	¥ 2,370